Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Detail) $ in Billions	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Notional amount of derivative	$ 425.4
Over the Counter Trades [Member]
Derivative [Line Items]
Notional amount of derivative	226.6
Exchange Cleared [Member]
Derivative [Line Items]
Notional amount of derivative	181.2
Exchange Traded [Member]
Derivative [Line Items]
Notional amount of derivative	$ 17.6